PROVISION FOR INCOME TAXES (Tables)	6 Months Ended
Mar. 31, 2025
Income Tax Disclosure [Abstract]
SCHEDULE OF RECONCILIATION OF PROVISION FOR INCOME TAXES

	For the Six Months Ended March 31,
	2025	2024

Loss before tax expenses	$(1,412,844)	$(142,213)
Income taxes computed at Hong Kong Profits Tax rate	(233,119)	(23,465)
Tax allowance at the statutory tax rates	(507)	(530)
Tax effect on non-assessable income	(35)	-
Tax effect on non-deductible expenses	31,972	49,946
Tax effect on tax losses not recognized	222,986	-
Tax effect on utilization of tax losses	(21,297)	(18,233)
Tax effect of two-tier tax rate	-	(3,859)
Over provision in respect of prior years	(30,926)	-
Income taxes (credit) expense	$(30,926)	$3,859

SCHEDULE OF DEFERRED TAX ASSETS

Significant component of deferred tax assets as follows:

	For the Six Months Ended March 31,
	2025	2024

Net operating loss carry forward	$366,581	$20,070
Valuation allowance	(366,581)	(20,070)
Deferred tax assets	$-	$-